OPERATING SEGMENTS - Narrative (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD segment	Dec. 31, 2016 CAD
Operating Segments [Abstract]
Number of operating segments | segment	5
Disclosure of operating segments [line items]
Pipeline transportation	CAD 1,002	CAD 805
Terminalling, storage and hub services	4,034	3,183
Operating segments | Conventional Pipelines
Disclosure of operating segments [line items]
Pipeline transportation	780	606
Operating segments | Midstream
Disclosure of operating segments [line items]
Terminalling, storage and hub services	4,034	3,183
United States | Operating segments | Conventional Pipelines
Disclosure of operating segments [line items]
Pipeline transportation	22	13
United States | Operating segments | Midstream
Disclosure of operating segments [line items]
Terminalling, storage and hub services	CAD 215	CAD 139